Equity - Deferred Share Units (Details) - DSUs - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Share Units [Roll Forward]
Beginning balance at (in shares)	709,680	756,223
DSUs Granted (in shares)	93,188	80,319
DSUs Exercised (in shares)	(65,499)	(126,862)
Ending balance at (in shares)	737,369	709,680